Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (4,823,399)	$ (7,019,253)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	3,703	2,827
Amortization- Intangible Assets	900,367	1,300,368
Allowance for uncollectible receivables	0	306,000
Common stock issued for services	119,800	375,000
Warrant expense	0	1,354,817
Stock based compensation	572,731	1,276,870
Changes in operating assets and liabilities
Accounts receivable	840,740	1,930,915
Prepaid expenses and other assets	16,500	(14,000)
Accounts payable	(519,474)	(625,562)
Accrued expenses and other current liabilities	(19,473)	(89,671)
Accrued interest	195,811	85,301
Total Adjustments	2,110,705	5,902,865
Net Cash in Operating activities	(2,712,694)	(1,116,388)
Cash Flows from Investing Activities
Common stock issued for cash, net	898,990	0
Net cash used in Investing Activities	1,838,742	30,695
Cash Flows from Financing Activities
Proceeds from the issuance of notes, net	1,310,000	745,388
SBA loan forgiveness	(265,842)	0
Cash paid on bank notes	(598,816)	(462,694)
Net cash used in Financing Activities	445,342	282,694
Net change in Cash and Cash Equivalents	(428,610)	(802,999)
Cash and Cash Equivalents, Beginning of period	602,182	1,240,064
Unrealized holding change on securities	(1)	3,010
Cash and Cash Equivalents, end of period	173,571	440,075
Supplemental Disclosure Information
Cash paid for interest	207,366	236,116
Cash paid for taxes	$ 25	$ 11,522